Supplement dated December 13, 2024
to the following initial summary prospectus(es):
JPMorgan Multi-Asset Choice and JPMorgan Multi-Asset Choice New York prospectus dated May 1, 2024
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
(I) Effective January 31, 2025, the following underlying mutual funds are no longer available to receive transfers or purchase payments.
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Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II
•
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
•
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund: Standard Class II
(II) Effective February 3, 2025, the following underlying mutual funds are added as investment options under the contract.
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Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares
•
Invesco - Invesco V.I. Government Money Market Fund - Series I Shares
•
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class
•
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class
•
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class
Accordingly, the following changes apply to the prospectus:
(1) Appendix: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/21/2023)
			1 year	5 year	10 year
Money Market	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18%*	5.05%	1.82%	1.19%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	4.86%	1.69%	1.06%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.42%*	3.60%	2.90%	2.16%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.85%*	12.57%	8.29%	4.07%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.65%*	43.51%	19.24%	14.64%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
ISP-0813